Long term debt, net of unamortized debt discount and debt issuance costs (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest expense	$ 2,954,000	$ 919,000	$ 7,271,000	$ 1,346,000	$ 2,594,000	$ 3,000
Carrying value of debt					0
Unamortized debt discount					$ 20,700,000